Balance Sheets (Q2) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 2,518,441		$ 2,660,624			$ 2,924,323
Prepaid expenses	225,742		37,228			38,681
Total Current Assets	2,744,183		2,697,852			2,963,004
Non-Current Assets
Property and equipment, net	8,758		10,114			12,825
Intangible asset	509,500		509,500			100,000
Total Non-Current Assets	518,258		519,614			112,825
TOTAL ASSETS	3,262,441		3,217,466			3,075,829
Current Liabilities
Accounts payable and accrued liabilities	578,000		430,526			150,096
Contract liabilities	447		369			3,445	$ 4,648
Total Current Liabilities	578,447		430,895			153,541
TOTAL LIABILITIES	578,447		430,895			153,541
Commitments and contingencies
Stockholders' Equity
Additional paid in capital	19,012,713		14,791,922			8,657,190
Accumulated deficit	(16,330,381)		(12,006,357)			(5,558,315)
TOTAL STOCKHOLDERS' EQUITY	2,683,994	$ 4,533,745	2,786,571	$ 2,097,090	$ 1,862,255	2,922,288	$ 153,783
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	3,262,441		3,217,466			3,075,829
Series A Convertible Preferred Stock
Stockholders' Equity
Preferred Stock; $0.0001 par value, 50,000,000 authorized Series A Convertible Preferred Stock; $0.0001 par value, $10,000 stated value, 660 designated 0 and 100 shares issued and outstanding, respectively
Class A Common Stock
Stockholders' Equity
Common Stock, Value	100		100			168
Common Class B [Member]
Stockholders' Equity
Common Stock, Value	$ 1,562		$ 906			$ 121